Schedule of Allowance for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of the period/ year	$ 3,301	$ 39
(Reversal of) provision of expected credit loss	(916)	3,257
Foreign exchange difference	(15)	5
Balance at end of the period/ year	$ 2,370	$ 3,301